CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
As of June 30, 2021 and June 30, 2020, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2021	2020
Cash and cash equivalents	154,655	70,335
Short term restricted cash	20,162	33,747
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	174,817	104,082